SEQUOIA FUND, INC.

                        Supplement dated October 7, 2005
                                to the Prospectus
                                Dated May 1, 2005


Mr. William J. Ruane, Chairman of the Board of Directors and a portfolio manager of Sequoia Fund, Inc. (the "Fund"), died on October 4, 2005. Mr. Ruane co-managed the Fund with Richard T. Cunniff and Robert D. Goldfarb. Mr. Cunniff and Mr. Goldfarb will continue to handle the day-to-day management of the Fund.



            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.










69900.0020 #607071